Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share
	2019	2018	2017

Net income attributable to shareholders of Novartis AG (USD millions)

- Continuing operations	7 142	12 797	7 499

- Discontinued operations	4 590	– 186	204

Total	11 732	12 611	7 703

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	2 291	2 319	2 346

Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	28	25	25

Weighted average number of shares in diluted earnings per share	2 319	2 344	2 371

Basic earnings per share (USD)
- Continuing operations	3.12	5.52	3.20

- Discontinued operations	2.00	– 0.08	0.08

Total	5.12	5.44	3.28

Diluted earnings per share (USD)
- Continuing operations	3.08	5.46	3.17

- Discontinued operations	1.98	– 0.08	0.08

Total	5.06	5.38	3.25